                                                           [METLIFE LETTERHEAD]

METROPOLITAN LIFE INSURANCE COMPANY
501 BOYLSTON STREET
BOSTON, MA 02116-3700

May 3, 2007

VIA EDGAR TRANSMISSION
______________________

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: Metropolitan Life Insurance Company
    The New England Variable Account
    File No. 333-11131/811-05338
    (Zenith Accumulator)
    Rule 497(j) Certification
    _____________________________________

Commissioners:

On behalf of Metropolitan Life Insurance Company (the "Company") and The New England Variable Account (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Statement of Additional Information ("SAI") and Supplement to the April 30, 1999 Prospectus each dated April 30, 2007 being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the SAI and Supplement to the Prospectus contained in Post-Effective Amendment No. 14 for the Account filed electronically with the Commission on April 18, 2007.

If you have any questions, please contact me at (617) 578-3514.

Sincerely,

/s/ Michele H. Abate
------------------------------------
Michele H. Abate
Assistant General Counsel
Metropolitan Life Insurance Company